DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 10.  DERIVATIVE INSTRUMENTS

The Partnership follows the provisions of FASB ASC 815, Derivatives and Hedging, which improves transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows.  FASB ASC 815 applies to all derivative instruments within the scope of FASB ASC 815-10-05.  It also applies to non-derivative hedging instruments and all hedged items designated and qualifying as hedges under FASB ASC 815-10-05.  FASB ASC 815 amends the current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities set forth in FASB ASC 815-10-05 and generally increases the level of disaggregation that will be required in an entity’s financial statements.  FASB ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements.

The Partnership’s business is speculative trading.  The Partnership intends to close out all futures, options on futures and forward contracts prior to their expiration.  The Partnership trades in futures and other commodity interest contracts and is therefore a party to financial instruments with elements of off-balance sheet market and credit risk. In entering into these contracts, the Partnership faces the market risk that these contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. The Partnership minimizes market risk through real-time monitoring of open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 25%.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counterparty will not be able to meet its obligations to the Partnership.  In general, clearing organizations are backed by the corporate members of the clearing organization who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk.  In cases where the clearing organization is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a central clearing organization backed by a group of financial institutions.  As a result, there will likely be greater counterparty credit risk in these transactions.  The Partnership trades only with those counterparties that it believes to be creditworthy.  Nonetheless, the clearing member, clearing organization or other counterparty to these transactions may not be able to meet its obligations to the Partnership, in which case the Partnership could suffer significant losses on these contracts.

The Partnership does not designate any derivative instruments as hedging instruments under FASB ASC 815-10-05.  The monthly average futures contracts, forward contracts, options on futures contracts and equity options bought and sold was 7,189 and 8,356 for the years ended December 31, 2011 and 2010, respectively. The following tables summarize the quantitative information required by FASB ASC 815:

Fair Values of Derivative Instruments at December 31, 2011 and 2010

	Asset Derivatives* 12/31/2011	Liability Derivatives* 12/31/2011	Fair Value

Agriculturals contracts	$745,901	$(2,009,329)	$(1,263,428)
Currencies contracts	7,718,062	(2,267,778)	5,450,284
Energy contracts	3,542,499	(978,732)	2,563,767
Interest rates contracts	5,746,860	(1,390,261)	4,356,599
Meats contracts	109,127	(206,166)	(97,039)
Metals contracts	33,643,473	(37,940,473)	(4,297,000)
Soft commodities contracts	1,114,674	(442,639)	672,035
Stock indices contracts	1,071,101	(431,196)	639,905

	$53,691,697	$(45,666,574)	$8,025,123

*The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

	Asset Derivatives* 12/31/2010	Liability Derivatives* 12/31/2010	Fair Value
Agriculturals contracts	$6,741,957	$(431,469)	$6,310,488
Currencies contracts	20,057,183	(5,176,594)	14,880,589
Energy contracts	3,684,943	(1,840,984)	1,843,959
Interest rates contracts	2,945,795	(1,826,944)	1,118,851
Meats contracts	846,430	(79,680)	766,750
Metals contracts	20,402,750	(12,923,962)	7,478,788
Soft commodities contracts	3,241,903	(709,766)	2,532,137
Stock indices contracts	2,674,715	(1,650,063)	1,024,652
	$60,595,676	$(24,639,462)	$35,956,214

*The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Years Ended December 31, 2011, 2010, and 2009

	Years Ended December 31,
Type of contract	2011*	2010*	2009

Agriculturals contracts	$(18,592,666)	$17,978,928	$(4,428,202)
Currencies contracts	(36,493,518)	25,579,604	(3,908,974)
Energy contracts	(3,355,109)	(21,311,972)	(27,770,298)
Interest rates contracts	65,198,011	63,389,648	(33,040,510)
Meats contracts	(4,235,895)	161,046	(729,433)
Metals contracts	(4,570,962)	20,714,739	21,225,706
Soft commodities contracts	(3,246,199)	17,611,921	3,968,216
Stock indices contracts and equity options contracts	(43,401,503)	(15,583,121)	27,490,646
	$(48,697,841)	$108,540,793	$(17,192,849)

*The gains or losses on derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in realized and change in unrealized gain (loss) from trading in the consolidated statement of operations.

Line Item in Consolidated Statement	For years ended December 31,
of Operations	2011	2010	2009

Net gain (loss) from futures and forward trading

Realized	$(24,697,561)	$86,593,970	$(26,368,046)
Change in unrealized	(27,921,376)	21,946,823	9,175,197
Total realized and changed in unrealized net gain (loss) from futures and forward trading	(52,618,937)	108,540,793	(17,192,849)
Net gain (loss) from equity options
Realized	3,921,096	—	—
Change in unrealized	—	—	—
Total realized and changed in unrealized net gain (loss) from equity options trading	3,921,096	—	—
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$(48,697,841)	$108,540,793	$(17,192,849)